EVENTS AFTER THE REPORTING PERIOD (Details) $ in Thousands	1 Months Ended		2 Months Ended	3 Months Ended
	Feb. 04, 2020	Feb. 02, 2020	Feb. 26, 2020 USD ($)	Mar. 31, 2020
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number Of Other Equity Instruments Exercised Or Vested In Sharebased Payment Arrangement		1,305,065
Major ordinary share transactions [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Period to acquire own fully paid-up shares	5 years		12 months
Maximum percentage of own fully paid shares to be acquired	30.00%
Maximum amount of own fully paid shares authorized for repurchase			$ 30,000
COVID-19 [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Description of nature of non-adjusting event after reporting period				We are aware of the humanitarian challenge that the world is currently facing due the advance of COVID-19. Therefore, we continue to work assiduously to adopt measures that are intended to protect the health and safety of our employees. At the end of March 2020, we had around 27,000 company workers who were already performing their work remotely from home. Also, we continue to work to expand the number of managers who can fulfill their responsibilities by teleworking in a safe and effective way.
Work remote [member]
Disclosure Of Non adjusting Events After Reporting Period [Line Items]
Number of employees				27,000